Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 194	$ 186
Accrued loan interest	486	0
Accrued legal and professional fees	3,494	0
Total accrued expenses	$ 4,174	$ 186